1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

May 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Preliminary Proxy Materials for a Special Meeting of Shareholders

Dear Sir or Madam:

On behalf of the above-named Registrant, we are filing today electronically through the EDGAR system, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, a preliminary copy of the Proxy Statement, Notice of Meeting and Form of Proxy Card (the “Proxy Materials”) relating to a Special Meeting of Shareholders scheduled to be held on July 30, 2020.

The Proxy Materials seek the approval of a plan of liquidation to liquidate Transamerica Small Cap Core (the “Fund”) and to transact such other business as may properly come before the special meeting and any adjournments or postponements thereof. The Registrant anticipates the mailing of the definitive Proxy Materials to the Fund’s shareholders on or about June 22, 2020.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

Transamerica Asset Management, Inc.

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Senior Counsel